Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum
Disclosure of other provisions [line items]
Discount rate (as a percent)	2.00%	1.72%
Maximum
Disclosure of other provisions [line items]
Discount rate (as a percent)	2.67%	3.35%